Business combinations-Goodwill arising from the acquisition (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Aug. 03, 2023	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Goodwill	£ 255,749		£ 240,818
TLM Partners Inc [Member]
Disclosure of detailed information about business combination [line items]
Total consideration transferred		£ 8,333
Identifiable assets acquired (liabilities assumed)		6,660
Goodwill		£ 14,993